Summarized Financial Information for Affiliates, Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Tata Teleservices Limited
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 55,080	¥ 81,659
Non-current assets	457,960	453,207
Current liabilities	201,407	198,503
Long-term liabilities	454,612	388,539
Equity	(142,979)	(52,176)
Redeemable preferred stock	1,433	1,325
Noncontrolling interests	21,277	20,057
Other Affiliates
Schedule of Equity Method Investments [Line Items]
Current assets	1,372,867	1,204,470
Non-current assets	1,444,558	1,249,170
Current liabilities	1,148,036	968,680
Long-term liabilities	717,908	651,356
Equity	951,481	833,604
Redeemable common stock	555
Noncontrolling interests	¥ 1,639	¥ 1,501